Amounts Due from/to Related Companies - Summary of Amounts Due from/to Related Companies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Amounts due from related companies, current	¥ 76	¥ 98
Amounts due to related companies	101	103
Non-current
Amounts due from related companies	236	98
CSAH and its affiliates [member]
Current
Amounts due from related companies, current	9	7
Amounts due to related companies	28	20
Non-current
Amounts due from related companies, Non-current	160
Associates [member]
Current
Amounts due from related companies, current	18	15
Amounts due to related companies	1	4
Joint ventures [member]
Current
Amounts due from related companies, current	49	76
Amounts due to related companies	48	76
Joint ventures of CSAH [member]
Current
Amounts due to related companies	22	1
Other related companies [member]
Current
Amounts due to related companies	¥ 2	¥ 2